UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21775

                   OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 9/27/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 7 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, September 27, 2005 (commencement of operations) and held for the period ended October 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on May 1, 2005 and held for the six months ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                 8 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          ENDING           EXPENSES
                          BEGINNING       ACCOUNT          PAID DURING
                          ACCOUNT         VALUE            THE PERIOD ENDED
                          VALUE           (10/31/05)       OCTOBER 31, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual            $1,000.00       $   979.00       $0.65
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00         1,021.78        3.47
--------------------------------------------------------------------------------
Class B Actual             1,000.00           979.00        1.35
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00         1,018.05        7.25
--------------------------------------------------------------------------------
Class C Actual             1,000.00           979.00        1.37
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00         1,017.95        7.35
--------------------------------------------------------------------------------
Class N Actual             1,000.00           979.00        0.94
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00         1,020.21        5.05
--------------------------------------------------------------------------------
Class Y Actual             1,000.00           979.00        0.43
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00         1,022.94        2.30

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 35/365 [to reflect the period from September 27, 2005, (commencement of operations) to October 31, 2005].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Those expense ratios for the period from September 27, 2005 (commencement of operations) to October 31, 2005, are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.68%
--------------------------
Class B          1.42
--------------------------
Class C          1.44
--------------------------
Class N          0.99
--------------------------
Class Y          0.45

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                 10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                                 SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--83.7%
--------------------------------------------------------------------------------------------------------
EQUITY FUNDS--75.3%
Oppenheimer Developing Markets Fund, Cl. Y 1,2                                   38,775    $  1,273,744
--------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y 1,2                                126,771       2,560,771
--------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y 1,2                          61,884       1,274,815
--------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A 1,2                     128,234       2,541,591
                                                                                           -------------
                                                                                              7,650,921

--------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--8.4%
Oppenheimer International Bond Fund, Cl. Y 2                                    144,265         848,280
                                                                                           -------------
Total Investments in Affiliated Companies (Cost $8,534,898)                                   8,499,201

                                                                              PRINCIPAL
                                                                                 AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
--------------------------------------------------------------------------------------------------------
Undivided interest of 0.08% in joint repurchase agreement (Principal Amount/
Value $647,082,000, with a maturity value of $647,153,179) with UBS Warburg
LLC, 3.96%, dated 10/31/05, to be repurchased at $549,060 on 11/1/05, collateralized by Federal National Mortgage Assn., 5%, 10/1/35, with
a value of $661,717,556 (Cost $549,000)                                       $ 549,000         549,000

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,083,898)                                      89.1%      9,048,201
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                    10.9       1,111,025
                                                                              --------------------------
NET ASSETS                                                                        100.0%   $ 10,159,226
                                                                              ==========================


                 11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $8,499,201. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES       GROSS          GROSS          SHARES
                                                           SEPT. 27, 2005   ADDITIONS     REDUCTIONS   OCT. 31, 2005
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                             --      38,775             --          38,775
Oppenheimer International Bond Fund, Cl. Y                             --     144,265             --         144,265
Oppenheimer International Growth Fund, Cl. Y                           --     126,771             --         126,771
Oppenheimer International Small Company Fund, Cl. Y                    --      61,884             --          61,884
Oppenheimer Quest International Value Fund, Inc., Cl. A                --     128,234             --         128,234

                                                                                               VALUE        DIVIDEND
                                                                                          SEE NOTE 1          INCOME
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                                               $ 1,273,744   $          --
Oppenheimer International Bond Fund, Cl. Y                                                   848,280           1,631
Oppenheimer International Growth Fund, Cl. Y                                               2,560,771              --
Oppenheimer International Small Company Fund, Cl. Y                                        1,274,815              --
Oppenheimer Quest International Value Fund, Inc., Cl. A                                    2,541,591              --
                                                                                         ----------------------------
                                                                                         $ 8,499,201   $       1,631
                                                                                         ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2005
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $549,000)                                                  $       549,000
Affiliated companies (cost $8,534,898)                                                        8,499,201
                                                                                        ----------------
                                                                                              9,048,201
--------------------------------------------------------------------------------------------------------
Cash                                                                                             12,408
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            1,100,656
Interest and dividends                                                                            1,626
                                                                                        ----------------
Total assets                                                                                 10,162,891

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Registration and filing fees                                                                      1,172
Distribution and service plan fees                                                                  957
Legal, auditing and other professional fees                                                         500
Shareholder communications                                                                          458
Shares of beneficial interest redeemed                                                              400
Transfer and shareholder servicing agent fees                                                        51
Trustees' compensation                                                                                3
Other                                                                                               124
                                                                                        ----------------
Total liabilities                                                                                 3,665

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $    10,159,226
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $         1,038
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   10,194,231
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (346)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                      (35,697)
                                                                                        ----------------
NET ASSETS                                                                              $    10,159,226
                                                                                        ================


                 13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,511,751
and 767,276 shares of beneficial interest outstanding)                                       $     9.79
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                              $    10.39
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,058,261 and 108,116 shares of
beneficial interest outstanding)                                                             $     9.79
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,538,205 and 157,156 shares of
beneficial interest outstanding)                                                             $     9.79
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,030 and
5,110 shares of beneficial interest outstanding)                                             $     9.79
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $979 and 100 shares of beneficial interest outstanding)                            $     9.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended October 31, 2005 1

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Interest                                                                                $         1,720
--------------------------------------------------------------------------------------------------------
Dividends-affiliated companies                                                                    1,631
                                                                                        ----------------
Total investment income                                                                           3,351

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             748
Class B                                                                                             311
Class C                                                                                             522
Class N                                                                                              10
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              82
Class B                                                                                               7
Class C                                                                                              24
Class N                                                                                               7
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             339
Class B                                                                                              48
Class C                                                                                              81
Class N                                                                                               3
--------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                      1,172
--------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                         500
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                3
--------------------------------------------------------------------------------------------------------
Other                                                                                               124
                                                                                        ----------------
Total expenses                                                                                    3,981
Less waivers and reimbursements of expenses                                                        (284)
                                                                                        ----------------
Net expenses                                                                                      3,697

--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                (346)

--------------------------------------------------------------------------------------------------------
UNREALIZED LOSS
--------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                            (35,697)

--------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       (36,043)
                                                                                        ================

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF CHANGES IN NET ASSETS  Unaudited
--------------------------------------------------------------------------------

                                                                                               PERIOD
                                                                                                ENDED
                                                                                   OCTOBER 31, 2005 1
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                     $        (346)
-------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                         (35,697)
                                                                                        ---------------
Net decrease in net assets resulting from operations                                          (36,043)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                     7,443,308
Class B                                                                                     1,058,130
Class C                                                                                     1,540,771
Class N                                                                                        49,060
Class Y                                                                                            --

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                                             10,055,226
-------------------------------------------------------------------------------------------------------
Beginning of period                                                                           104,000 2
                                                                                        ---------------
End of period (including accumulated net investment loss
of $346 for the period ended October 31, 2005)                                          $  10,159,226
                                                                                        ===============

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005.

2. Reflects the value of the Manager's initial seed money investment on August 25, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                                         CLASS A               CLASS B
                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 OCT. 31, 2005 1       OCT. 31, 2005 1
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $     10.00          $      10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                -- 3                (.01)
Net realized and unrealized loss                                            (.21)                 (.20)
                                                                     ------------------------------------
Total from investment operations                                            (.21)                 (.21)
---------------------------------------------------------------------------------------------------------

Net asset value, end of period                                       $      9.79          $       9.79
                                                                     ====================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                         (2.10)%               (2.10)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $     7,512          $      1,058
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $     3,652          $        355
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                0.07%                (0.66)%
Total expenses                                                              0.74% 6               1.50% 6
Expenses after waivers and reduction to custodian expenses                  0.68%                 1.42%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        0%                    0%

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses for Classes A and B were 1.38% and 2.14%, respectively, for October 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 17 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                          CLASS C             CLASS N           CLASS Y
                                                     PERIOD ENDED        PERIOD ENDED      PERIOD ENDED
                                                  OCT. 31, 2005 1     OCT. 31, 2005 1    OCT.31, 2005 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      10.00     $         10.00      $      10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                               (.01)                 -- 3              -- 3
Net realized and unrealized loss                             (.20)               (.21)             (.21)
                                                     -----------------------------------------------------
Total from investment operations                             (.21)               (.21)             (.21)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $       9.79     $          9.79      $       9.79
                                                     =====================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                          (2.10)%             (2.10)%           (2.10)%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $      1,538     $            50      $          1
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $        588     $            23      $          1
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                         (0.66)%             (0.21)%            0.23%
Total expenses                                               1.52% 6             1.30% 6           0.45% 6
Expenses after waivers and reduction
to custodian expenses                                        1.44%               0.99%             0.45%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         0%                  0%                0%

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses for Classes C, N and Y were 2.16%, 1.94% and 1.09%, respectively, for October 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 18 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Diversified Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to achieve a high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Fund's assets in shares of Oppenheimer Developing Markets Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer International Value Fund and Oppenheimer Quest International Value Fund, Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's


                 19 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                 20 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended October 31, 2005, the Fund's projected benefit obligations were increased by $3, resulting in an accumulated liability of $3 as of October 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 21 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               PERIOD ENDED   OCTOBER 31, 2005 1,2
                                     SHARES                 AMOUNT
-------------------------------------------------------------------
CLASS A
Sold                                757,422           $  7,444,734
Redeemed                               (146)                (1,426)
                                    -------------------------------
Net increase                        757,276           $  7,443,308
                                    ===============================

-------------------------------------------------------------------
CLASS B
Sold                                108,016           $  1,058,130
Redeemed                                 --                     --
                                    -------------------------------
Net increase                        108,016           $  1,058,130
                                    ===============================

-------------------------------------------------------------------
CLASS C
Sold                                157,076           $  1,540,971
Redeemed                                (20)                  (200)
                                    -------------------------------
Net increase                        157,056           $  1,540,771
                                    ===============================

-------------------------------------------------------------------
CLASS N
Sold                                  5,010           $     49,060
Redeemed                                 --                     --
                                    -------------------------------
Net increase                          5,010           $     49,060
                                    ===============================

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005, for Class A, Class B, Class C, Class N and Class Y shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Fund on August 25, 2005.


                 22 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                               PERIOD ENDED   OCTOBER 31, 2005 1,2
                                     SHARES                 AMOUNT
-------------------------------------------------------------------
CLASS Y
Sold                                     --           $         --
Redeemed                                 --                     --
                                    -------------------------------
Net increase (decrease)                  --           $         --
                                    ===============================

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005, for Class A, Class B, Class C, Class N and Class Y shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Fund on August 25, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2005, were as follows:

                          PURCHASES        SALES
-------------------------------------------------
Investment securities   $ 8,534,898         $ --

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the period ended October 31, 2005 were 0.64%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended October 31, 2005, the Fund paid $38 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to


                 23 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C        CLASS N
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
PERIOD ENDED        DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------
October 31, 2005       $ 13,114           $ --           $ --           $ --           $ --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.75%, 2.50%, 2.50% and 2.00%, for Class A, Class B, Class C and Class N, respectively. During the period ended October 31, 2005, the Manager reimbursed the Fund $200, $20 and $33, for the Class A, Class B and Class C shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.


                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Fund to 0.35% of average annual net assets for each class. During the period ended October 31, 2005, OFS waived $6, $19 and $6 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously- filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including a majority of the Independent Trustees, is required to approve the initial investment advisory agreement and renewal of the agreement on an annual basis. The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to approve the initial investment advisory agreement. Among other factors, the Board considered:

      o The nature, cost, and quality of the services to be provided to the Fund and its shareholders;

      o     The anticipated profitability of the Fund to the Manager;

      o Economies of scale that may be available to the Fund from the Manager;

      o     Fees paid by other mutual funds for similar services;

      o The value and quality of any other benefits or services to be received by the Fund from its relationship with the Manager, and

      o The direct and indirect benefits the Manager is expected to receive from its relationship with the Fund. These include services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.

      The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with


                 27 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

other funds. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Mr. Evans. The Board also considered the historical performance of other funds advised by the Manager.

      The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Fund and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Fund and the comparability of the fees and services of the Fund to the fees and services of other types of entities advised by the Manager. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Fund including compensation to be paid to the Manager's affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board reviewed the extent to which economies of scale may be realized by the Fund and the Manager's voluntary expense limitations. These factors were also considered by the Independent Trustees meeting separately from the full Board with experienced counsel to the Fund who assisted the Board in its deliberations. The Fund's counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding independence of counsel. Based on its review of the information it received and its evaluations described above, the Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager were a benefit to the Fund and would be in the best interest of the Fund shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Fund's investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

      The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.


                 28 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005